Operating Segments Information - Geographic Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current Assets	$ 2,037,267.0	$ 1,613,496.7
Taiwan [member]
Disclosure of geographical areas [line items]
Non-current Assets	1,953,007.7	1,569,080.4
United States [member]
Disclosure of geographical areas [line items]
Non-current Assets	41,208.7	9,455.5
China [member]
Disclosure of geographical areas [line items]
Non-current Assets	41,895.2	34,456.4
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Non-current Assets	143.9	174.2
Japan [member]
Disclosure of geographical areas [line items]
Non-current Assets	1,011.0	327.2
Others [member]
Disclosure of geographical areas [line items]
Non-current Assets	$ 0.5	$ 3.0